Property and equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 46,263	$ 55,647
Less: Accumulated depreciation	(31,125)	(35,459)
Less: Impairment	(10)	(20)
Sub-total	15,128	20,168
Construction in progress	6,775	4,517
Total	21,903	24,685
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	39,870	49,582
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,889	1,785
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	838	850
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	476	273
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,190	$ 3,157